Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings
Schedule of borrowings

	As of December 31,
	2022	2023
Amounts due within one year	305,975	108,985
Less: unamortized deferred loan/bond issuance costs	(10,998)	(1,068)
Borrowings, current portion	294,977	107,917
Amounts due after one year	3,047,916	2,997,216
Less: unamortized discount	(2,100)	(1,678)
Less: unamortized deferred loan/bond issuance costs	(41,049)	(50,551)
Borrowings, non-current portion	3,004,767	2,944,987
Total	3,299,744	3,052,904

Schedule of debt repayment

As of December 31,
2023
Not later than one year	108,985
Later than one year and not later than three years	50,662
Later than three years and not later than five years	2,302,785
Later than five years	643,769
Total	3,106,201